Goldman Sachs Corporate Bond ETF Investment Strategy - Goldman Sachs Corporate Bond ETF	Aug. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in corporate bonds. The Fund may also invest in securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises (“U.S. Government Securities”), including agency issued adjustable rate and fixed rate mortgage-backed securities or other mortgage-related securities (“Agency Mortgage-Backed Securities”), securities representing direct or indirect interests in or that are collateralized by adjustable rate and fixed rate mortgage-backed securities or other mortgage-related securities (“Mortgage-Backed Securities”), asset- backed securities (including collateralized loan obligations (“CLOs”)), and fixed income securities issued by or on behalf of states, territories and possessions of the United States (including the District of Columbia) and the political subdivisions, agencies and instrumentalities thereof (“Municipal Securities”). The Fund may also invest in high yield non-investment grade securities (securities rated BB+, Ba1 or below) by a nationally recognized statistical rating organization (“NRSRO”). The Fund also intends to invest in derivatives, including (but not limited to) interest rate futures, interest rate swaps and credit default swaps, which are used primarily to hedge the Fund’s portfolio risks, manage the Fund’s duration and/or gain exposure to certain fixed income securities or indices. Although the Fund may invest without limit in foreign securities, the Fund’s investments in non-U.S. dollar denominated obligations (hedged or unhedged against currency risk) will not exceed 25% of its total assets at the time of investment, and 10% of the Fund’s total assets may be invested in obligations of emerging countries. Additionally, exposure to non-U.S. currencies (unhedged against currency risk) will not exceed 25% of the Fund’s total assets. The Fund may implement short positions and may do so by using swaps, options or futures, to-be-announced (“TBA”) agreements in Agency Mortgage- Backed Securities, or through short sales of any instrument that the Fund may purchase for investment. For example, the Fund may enter into a futures contract pursuant to which it agrees to sell an asset (that it does not currently own) at a specified price at a specified point in the future. This gives the Fund a short position with respect to that asset. The Fund may utilize short positions to implement macro views on securities valuations, long term views on relative value or short term views on security mispricings, as well as any other views the Investment Adviser deems appropriate. For example, the Fund may enter into a TBA agreement to sell an Agency Mortgage-Backed Security that it believes will underperform. The Fund will benefit from a short position to the extent the asset decreases in value (and will be harmed to the extent the asset increases in value) between the time it enters into the futures contract and the agreed date of sale. Alternatively, the Fund may sell an instrument (e.g., a bond, or a futures contract) it does not own in anticipation of a decline in the market value of the instrument, and then borrow the instrument to make delivery to the buyer. In these transactions, the Fund is obligated to replace the instrument borrowed by purchasing it at the market price at the time of replacement. The Fund may also seek to obtain exposure to fixed income investments through investments in affiliated or unaffiliated investment companies, including exchange-traded funds (“ETFs”). The Fund’s portfolio management team seeks to build a portfolio that reflects their investment views across the corporate bond market consistent with the Fund’s overall risk budget and the views of the Investment Adviser’s Global Fixed Income top-down teams. As part of the Investment Adviser’s fundamental investment process, the Investment Adviser may integrate environmental, social and governance (“ESG”) factors alongside traditional fundamental factors. No one factor or consideration is determinative in the fundamental investment process. The Investment Adviser measures the Fund’s performance against the Bloomberg U.S. Credit Bond Index. THE FUND IS NON-DIVERSIFIED UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED (“INVESTMENT COMPANY ACT”), AND MAY INVEST A LARGER PERCENTAGE OF ITS ASSETS IN ONE OR MORE ISSUERS OR IN FEWER ISSUERS THAN DIVERSIFIED FUNDS. The Fund is an actively managed ETF, which is a fund that trades like other publicly traded securities. The Fund is not an index fund and does not seek to replicate the performance of a specified index.